Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (1,794,455)	$ (1,242,584)
Depreciation	5,600	885
Change in assets and liabilities:
Accounts receivable	0	945
Deferred offering costs	(424,933)	(87,825)
Other current assets	18,744	(24,153)
Accounts payable and accrued expenses	(6,441)	120,938
Net cash used in operating activities	(2,201,485)	(1,231,794)
Cash flows from investing activities
Purchases of property and equipment	(3,164)	(4,575)
Net cash used in investing activities	(3,164)	(4,575)
Cash flows from financing activities:
Issuance of common stock	0	549,900
Net cash provided by financing activities		549,900
Net increase (decrease) in cash	(2,204,649)	(686,469)
Cash, beginning of year	3,099,422	3,785,891
Cash, end of year	894,773	3,099,422
Supplemental disclosures of cash flow information:
Cash paid for interest	0	0
Cash paid for income tax	$ 0	$ 0